Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of major classes of assets and liabilities of the discontinued operations
December 31, 2020
Current Assets – discontinued operations:
Cash	$416,831
Accounts receivable, net	334,095
Inventories, net	305,080
Prepaid expenses and other current assets	268,602
Total current assets – discontinued operations	1,324,608

Noncurrent Assets – discontinued operations:
Property and equipment, net	1,925,844
Operating lease right of use assets	501,827
Goodwill	22,166
Intangible assets, net	7,933
Total noncurrent assets	$2,457,770

Current liabilities – discontinued operations:
Accounts payable and accrued expenses	$484,852
Current portion of operating lease liability	67,725
Notes payable – current portion	446,545
Total current liabilities – discontinued operations	999,122

Long term liabilities – discontinued operations:
Notes payable – long term, net of current portion	4,187,376
Accrued expenses – long term, related party	1,359,989
Financing lease liability, net of current portion	434,102
Total long term liabilities – discontinued operations	$5,981,467

December 31, 2019
Current Assets – discontinued operations:
Cash	$64,470
Accounts receivable, net	1,862,086
Vendor deposits	294,960
Inventories, net	1,380,090
Prepaid expenses and other current assets	892,796
Total current assets – discontinued operations	$4,494,402

Noncurrent Assets – discontinued operations:
Property and equipment, net	185,606
Operating lease right of use assets	2,000,755
Goodwill	4,976,016
Intangible assets, net	1,878,844
Deferred tax asset	698,303
Other assets	45,000
Total noncurrent assets	$9,784,524

Current liabilities – discontinued operations:
Accounts payable and accrued expenses	$2,465,220
Current portion of operating lease liability	422,520
Advances, related party	137,500
Lines of credit	1,250,930
Notes payable – current portion	2,068,175
Warrant liability	122,344
Convertible promissory note – current portion	584,943
Customer deposits	4,164,296
Total current liabilities – discontinued operations	$11,215,928

Long term liabilities – discontinued operations:
Operating lease liability – long term, net of current portion	1,578,235
Notes payable – long term, net of current portion	2,231,469
Contingent note payable	49,248
Total long term liabilities – discontinued operations	$3,858,952

Schedule of consolidated statements of operations from discontinued operations
	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020	Three Months Ended September 30, 2020
REVENUES
Services	$612,862	$1,853,721	$640,695
Sales of parts and equipment	324,189	2,053,964	1,448,917
Furniture and appliances	—	38,397,306	13,435,098
TOTAL REVENUE	937,051	42,304,991	15,524,710
OPERATING EXPENSES
Cost of sales	298,050	33,913,519	12,588,302
Personnel costs	485,774	5,780,986	2,571,387
Depreciation and amortization	360,746	1,213,102	405,499
Fuel	112,746	275,368	89,169
General and administrative	290,872	7,407,433	3,315,868
TOTAL OPERATING EXPENSES	1,548,188	48,590,408	18,970,226
LOSS FROM OPERATIONS	(611,137)	(6,285,417)	(3,445,516)
OTHER INCOME (EXPENSE)
Financing costs and loss on early extinguishment of debt	(320)	(2,646,757)	(508,943)
Gain on forgiveness of debt	380,247	—	(903,570)
Gain on sale of assets	548,723	54,748	16,981
Loss on acquisition receivable	—	(809,000)	—
Change in warrant liability	—	(2,127,656)	—
Interest expense	(78,308)	(913,028)	(235,927)
Other income (expense)	1,200	9,400	3,075
TOTAL OTHER INCOME (EXPENSE)	851,542	(6,432,293)	(1,628,384)
NET LOSS BEFORE INCOME TAXES	240,405	(12,717,710)	(5,073,900)
INCOME TAX BENEFIT	—	(2,309,929)	(873,176)
NET INCOME (LOSS) BEFORE NON-CONTROLLING INTERESTS	240,405	(10,407,780)	(4,200,724)
LESS NET INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	108,182	(3,260,361)	(1,669,777)
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	$132,223	$(7,147,420)	$(2,530,948)

	Period from January 1, 2020 through October 23, 2020	Period from April 6, 2019 through December 31, 2019
REVENUES
Furniture and appliances revenue	$42,715,266	$34,668,113
TOTAL REVENUE
OPERATING EXPENSES
Cost of sales	35,613,453	28,596,127
Personnel costs	4,715,687	2,909,752
Depreciation and amortization	276,914	271,036
General and administrative	7,022,720	4,608,434
TOTAL OPERATING EXPENSES	47,628,774	7,789,221
NET LOSS FROM OPERATIONS	(4,919,059)	(1,717,238)
OTHER INCOME (EXPENSE)
Financing costs	(757,646)	(520,160)
Loss on extinguishment of debt	(1,756,095)	—
Interest expense, net	(604,909)	(683,211)
Loss on acquisition receivable	(809,000)	—
Change in warrant liability	(2,127,656)	106,900
Interest income	9,674	—
Other income (expense)	—	15,010
TOTAL OTHER INCOME (EXPENSE)	(6,045,632)	(1,049,215)
NET LOSS BEFORE INCOME TAXES	(10,964,691)	(2,766,453)
INCOME TAX BENEFIT	(698,303)	(698,303)
NET LOSS BEFORE NON-CONTROLLING INTERESTS	(11,662,984)	(2,068,150)
LESS NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(4,491,222)	(620,445)
NET LOSS ATTRIBUTABLE TO 1847 HOLDINGS SHAREHOLDERS	$(7,172,772)	$(1,447,705)

Schedule of consolidated statements of cash flows relating to discontinued operations
	Nine Months Ended September 30,
	2021	2020
Cash flows from operating activities of discontinued operations:
Net Income (Loss)	$240,405	$(10,407,780)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities of discontinued operations:
Depreciation and amortization	360,746	1,213,357
Amortization of financing costs and warrant features	2,187	841,305
Stock compensation	—	281,194
Amortization of operating lease right-of-use assets	19,007	47,033
Gain on forgiveness of PPP loans	(380,247)	—
Loss on extinguishment of debt	—	1,699,463
Gain on sale of equipment	(548,723)	(54,748)
Change in fair value of warrant liability	—	2,127,656
Write-off of acquisition receivable	—	809,000
Changes in operating assets and liabilities:
Accounts receivable	10,698	637,776
Inventory	(161,286)	(2,239,997)
Prepaid expenses and other assets	49,222	(873,580)
Accounts payable and accrued expenses	118,980	2,656,694
Change in operating lease ROU assets	—	314,332
Operating lease liability	(19,007)	(361,365)
Vendor deposits	—	(252,688)
Deposits	—	12,925,530
Customer deposits	—	(1,962,129)
Accrued expense long-term	137,438	340,656
Net cash used in operating activities from discontinued operations	$(170,580)	$7,741,709

Cash flows from investing activities in discontinued operations:
Proceeds from sale of equipment	$675,000	$49,494
Purchase of equipment	(30,697)	(67,396)
Net cash provided by (used in) investing activities in discontinued operations	$644,303	$(17,902)

Cash flows from financing activities in discontinued operations:
Proceeds from initial public offering	$—	$8,602,166
Proceeds from note payable	380,385	1,612,297
Repayments of notes payable	(589,078)	(2,432,337)
Payments on convertible notes payable	—	(771,431)
Repayment of floor plan	—	(10,581)
Net borrowings from lines of credit	—	(1,339,430)
Financing fees	—	(219,110)
Repayment of financing lease	—	(634,458)
Net cash used in financing activities in discontinued operations	$(208,693)	$4,807,116

	Period from January 1, 2020 through October 23, 2020	Period from April 6, 2019 through December 31, 2019
Cash flows from operating activities of discontinued operations:
Net loss	$(11,662,994)	$(2,068,152)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities of discontinued operations:
Depreciation and amortization	276,913	271,036
Stock compensation	281,194	599,814
Amortization of financing costs	842,174	—
Loss on extinguishment of debt	1,955,787	—
Gain on write-down of contingent liability	—	(32,246)
Write-off of acquisition receivable	809,000	—
Change in fair value of warrant liability	2,127,656	(106,900)
Changes in operating assets and liabilities:
Accounts receivable	(3,585,090)	(1,405,904)
Vendor deposits	(252,688)	(294,960)
Inventory	(2,055,293)	471,161
Prepaid expenses and other assets	(1,106,409)	167,066
Change in operating lease right-of-use assets	—	299,245
Deferred tax asset	698,303	(698,303)
Accounts payable and accrued expenses	381,443	(1,464,657)
Customer deposits	14,427,180	1,855,990
Operating lease liability	—	(299,245)
Net cash provided by (used in) operating activities from discontinued operations	3,137,176	(2,706,053)

Cash flows from investing activities in discontinued operations:
Purchase of property and equipment	(51,059)	(2,200)
Net cash provided by investing activities in discontinued operations	(51,059)	(2,200)

Cash flows from financing activities in discontinued operations:
Proceeds from initial public offering	8,602,166	—
Proceeds from notes payable	642,600	1,500,000
Repayment of notes payable	(2,818,098)	(357,207)
Payments on convertible notes payable	—	650,000
Net borrowings (payments) from lines of credit	(1,339,430)	1,339,430
Cash paid for financing costs	(105,279)	(359,500)
Net cash used in financing activities	$4,981,959	$2,772,723